Business Combinations And Other Acquisitions (Acquisition Of Oil And Gas Mineral Rights) (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended				12 Months Ended	1 Months Ended		3 Months Ended	12 Months Ended		1 Months Ended
	Aug. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Utica Shale Region Of Ohio [Member] acre	Dec. 31, 2013 Utica Shale Region Of Ohio [Member] acre	Dec. 31, 2012 Utica Shale Region Of Ohio [Member]	Sep. 30, 2012 Utica Shale Region Of Ohio [Member] acre	Dec. 31, 2011 Utica Shale Region Of Ohio [Member] acre	Dec. 31, 2011 Cana Woodford Region Of Western Oklahoma [Member]	Apr. 30, 2013 Lease Agreement [Member] Utica Shale Region Of Ohio [Member]	Mar. 31, 2012 Lease Agreement [Member] Utica Shale Region Of Ohio [Member] acre	Jun. 30, 2012 Lease Agreement [Member] Utica Shale Region Of Ohio [Member]	Dec. 31, 2013 Lease Agreement [Member] Utica Shale Region Of Ohio [Member]	Dec. 31, 2012 Lease Agreement [Member] Utica Shale Region Of Ohio [Member]	Feb. 28, 2014 Subsequent Event [Member] Utica Shale Region Of Ohio [Member]
Business Acquisition [Line Items]
Ownership percentage						5.00%		5.00%	10.80%
Gross acreage						152,300		125,000	80,000
Cumulative investment in pro rata interest in oil and gas leases		$ 30,430,000	$ 32,175,000					$ 31,100,000
Drilling costs		18,022,000	5,319,000			23,300,000	5,300,000
Investment revenue						5,600,000
Net acreage						7,615		6,250				1,232
Depletion		2,607,000	96,000
Lease term														5 years
Lease renewal term														3 years
Lease bonus per acre														6,000
Lease revenue												500,000	6,900,000		7,400,000
Royalty percentage														20.00%
Proceeds from the sale of royalty interest											10,500,000
Gain on sale of royalty interest	200,000	10,359,000	4,890,000	3,172,000							10,500,000
Proceeds from sale of acreage					600,000											185,000,000
Acreage sold					57
Gain on sale of acreage					600,000
Acquisition of mineral rights										$ 8,100,000